Related Party Transactions (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Aliança Geração			R$ 127
Taesa		R$ 50	5
Other	[1]		14
Total		R$ 50	R$ 146

[1]	The subsidiaries grouped in ‘Other’ are identified in the table above under ‘Interest on Equity, and Dividends’.